Income Taxes - Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Releases of gross unrecognized tax benefits related to settled arrangements with tax authorities, change in measurement of certain positions and expiration of periods set forth in statutes of limitations	$ 7,701	$ 47,582
Tax benefit primarily attributable to expiration of periods set forth in statutes of limitations and conclusions of tax audits related to unrecognized tax benefits			$ 26,529
Tax benefit resulting from the release of valuation allowances on deferred tax assets	6,006	15,438	$ 12,650
Foreign tax benefit from internal structural changes	10,933
Foreign tax expense for the estimated additional tax charge of gain from sale of a business	$ 39,596
Release of gross unrecognized tax benefits offset by a net benefit included within income tax expense		14,971
Foreign tax benefit resulting from tax enactments related to COVID-19		$ 4,964